FAS2 P1 0718

SUPPLEMENT DATED JULY 23, 2018
TO THE PROSPECTUS DATED MAY 1, 2018
OF

FRANKLIN FUND ALLOCATOR SERIES
Franklin Corefolio Allocation Fund, Franklin Founding Funds Allocation Fund

I. The "Fund Summaries – Franklin Founding Funds Allocation Fund – Fees and Expenses of the Fund – Annual Fund Operating Expenses" table on page 3 is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	None	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses1, [2]	0.15%	0.15%	0.15%	1.65%	0.15%
Acquired fund fees and expenses[3]	0.58%	0.58%	0.58%	0.58%	0.58%
Total annual Fund operating expenses[3]	0.98%	1.73%	1.23%	2.23%	0.73%
Fee waiver and/or expense reimbursement[4]	None	None	None	-1.58%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement3, [4]	0.98%	1.73%	1.23%	0.65%	0.73%

1. The Fund began offering Class R6 shares on August 1, 2017. Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

2. Other expenses of the Fund, except for Class R6 shares, have been restated to exclude non-recurring prior period expenses. If such expenses were included in the table above, other expenses would have been higher. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

4. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until at least April 30, 2019. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

II. The "Fund Summaries – Corefolio Allocation Fund – Fees and Expenses of the Fund – Annual Fund Operating Expenses" table on page 12 is replaced with the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	None	None	None	None	None
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	None	None
Other expenses1, [2]	0.17%	0.17%	0.17%	0.94%	0.17%
Acquired fund fees and expenses[3]	0.58%	0.58%	0.58%	0.58%	0.58%
Total annual Fund operating expenses[3]	1.00%	1.75%	1.25%	1.52%	0.75%
Fee waiver and/or expense reimbursement[4]	None	None	None	-0.85%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement3, [4]	1.00%	1.75%	1.25%	0.67%	0.75%

1. The Fund began offering Class R6 shares on August 1, 2017. Other expenses for Class R6 are based on estimated amounts for the current fiscal year.

2. Other expenses of the Fund, except for Class R6 shares, have been restated to exclude non-recurring prior period expenses. If such expenses were included in the table above, other expenses would have been higher. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

3. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

4. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until at least April 30, 2019. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

Please keep this supplement with your prospectus for future reference.